Schedule of Warrants, Fair Values (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Common Stock And Warrants Schedule Of Warrants, Fair Values 1	$ 0
Common Stock And Warrants Schedule Of Warrants, Fair Values 2	0
Common Stock And Warrants Schedule Of Warrants, Fair Values 3	1,536,134
Common Stock And Warrants Schedule Of Warrants, Fair Values 4	0
Common Stock And Warrants Schedule Of Warrants, Fair Values 5	(331,553)
Common Stock And Warrants Schedule Of Warrants, Fair Values 6	0
Common Stock And Warrants Schedule Of Warrants, Fair Values 7	1,204,581
Common Stock And Warrants Schedule Of Warrants, Fair Values 8	$ 0